Summary of Significant Accounting Policies (Details - anti-dilutive) - shares	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,480,163	1,921,050
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	161,330
Series Aand Series B Preferred [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,456,589	1,313,050
Unvested R S Us [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	23,574	446,670